Contingencies (Details) $ in Millions, $ in Millions	1 Months Ended			6 Months Ended			12 Months Ended		13 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2023 CAD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2023 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Contingencies
Income taxes paid				$ 50.9		$ 59.3
Canada Revenue Agency Reassessment Action | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Provincial income taxes assessed				$ 5.1	$ 6.7
Percentage of security deposit for notice of objection against reassessment			50.00%	50.00%							50.00%		50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2015 | Mexico
Contingencies
Provincial income taxes assessed									$ 19.2	$ 25.3
Tax rate (as a percent)			50.00%
Percentage of security deposit for notice of objection against reassessment									50.00%					50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2017 | Mexico
Contingencies
Provincial income taxes assessed	$ 3.5	$ 4.6
Percentage of security deposit for notice of objection against reassessment	50.00%											50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2016 Through 2017 | Barbados
Contingencies
Provincial income taxes assessed				$ 30.1	39.8
Percentage of security deposit for notice of objection against reassessment				50.00%							50.00%
Canada Revenue Agency Reassessment Action | Tax Year 2013 Through 2016 | Mexico
Contingencies
Provincial income taxes assessed	$ 34.1	$ 490.3		$ 22.7	29.9
Tax rate (as a percent)	30.00%	30.00%
Canada Revenue Agency Reassessment Action | Tax Year 2018 Through 2021 | Barbados
Contingencies
Provincial income taxes assessed				221.8	293.7
Canada Revenue Agency Reassessment Action | Tax year 2014 through 2017 | Barbados
Contingencies
Provincial income taxes assessed				35.2	$ 46.5
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded			$ 1.9	1.9							$ 2.5		$ 2.5
Canada Revenue Agency Transfer Pricing Contingent Penalty | Reassessment for the 2013 and 2014 and 2015 taxation years | Mexico
Contingencies
Contingent liability recorded				7.8							10.3
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 | Mexico
Contingencies
Contingent liability recorded				1.3							1.7
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2015 | Mexico
Contingencies
Contingent liability recorded			$ 7.8										$ 10.3
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2017 | Mexico
Contingencies
Contingent liability recorded				12.9							17.0
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2016 Through 2017 | Barbados
Contingencies
Contingent liability recorded				11.4							15.1
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2013 Through 2016 | Barbados
Contingencies
Contingent liability recorded				11.4
Canada Revenue Agency Transfer Pricing Contingent Penalty | Tax Year 2018 Through 2021 | Barbados
Contingencies
Contingent liability recorded				83.7							110.9
Canada Revenue Agency interest and other penalties | Reassessment for the 2014 and 2015 taxation years | Barbados
Contingencies
Contingent liability recorded				2.9							3.8
Canada Revenue Agency interest and other penalties | Tax Year 2013 Through 2015 | Mexico
Contingencies
Contingent liability recorded									$ 11.6					$ 15.3
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2017 | Mexico
Contingencies
Contingent liability recorded	$ 1.3											$ 1.7
Canada Revenue Agency interest and other penalties | Tax Year 2016 Through 2017 | Barbados
Contingencies
Contingent liability recorded				10.0							13.3
Canada Revenue Agency interest and other penalties | Tax Year 2018 Through 2021 | Barbados
Contingencies
Contingent liability recorded				33.5							44.2
Canada Revenue Agency interest and other penalties | Tax year 2014 through 2017 | Barbados
Contingencies
Contingent liability recorded				$ 12.9							$ 17.1
Canada Revenue Agency Audit Domestic and FAPI Reassessments
Contingencies
Percentage of reassessed amounts posted as security in cash				50.00%	50.00%
Canada Revenue Agency Audit Domestic Reassessments
Contingencies
Amount subject to pay relating to federal and provincial income taxes							$ 15.1	$ 19.9
Reassessed amounts posted as security in cash				$ 13.9	$ 17.7
Canada Revenue Agency Audit FAPI Reassessments
Contingencies
Amount subject to pay relating to federal and provincial income taxes							$ 5.8	$ 7.7